United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-07-31

Date of Reporting Period: Six months ended 2026-01-31

Item 1.	Reports to Stockholders

Federated Hermes Capital Reserves Fund
FRFXX
Semi-Annual Shareholder Report | January 31, 2026
A Portfolio of Federated Hermes Money Market Obligations Trust
This semi-annual shareholder report contains important information about the Federated Hermes Capital Reserves Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Capital Reserves Fund	$52	1.02%
Key Fund Statistics
Net Assets	$2,863,344,100
Number of Investments	72
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
1Represents less than 0.1%.

Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 608919304
Q450204-A (3/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Government
Reserves Fund
Class A Shares / GRAXX
Semi-Annual Shareholder Report | January 31, 2026
A Portfolio of Federated Hermes Money Market Obligations Trust
This semi-annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$44	0.87%
Key Fund Statistics
Net Assets	$5,484,908,502
Number of Investments	92
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
Federated Hermes Capital Reserves Fund
CUSIP 608919544
34454-A (3/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Government
Reserves Fund
Class C Shares / GRCXX
Semi-Annual Shareholder Report | January 31, 2026
A Portfolio of Federated Hermes Money Market Obligations Trust
This semi-annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$64	1.27%
Key Fund Statistics
Net Assets	$5,484,908,502
Number of Investments	92
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
Federated Hermes Government Reserves Fund
CUSIP 608919528
34454-B (3/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Government
Reserves Fund
Class F Shares / GRGXX
Semi-Annual Shareholder Report | January 31, 2026
A Portfolio of Federated Hermes Money Market Obligations Trust
This semi-annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$44	0.87%
Key Fund Statistics
Net Assets	$5,484,908,502
Number of Investments	92
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
Federated Hermes Government Reserves Fund
CUSIP 608919510
34454-C (3/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Government
Reserves Fund
Class P Shares / GRFXX
Semi-Annual Shareholder Report | January 31, 2026
A Portfolio of Federated Hermes Money Market Obligations Trust
This semi-annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$52	1.02%
Key Fund Statistics
Net Assets	$5,484,908,502
Number of Investments	92
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
Federated Hermes Government Reserves Fund
CUSIP 608919205
34454-D (3/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Tax-Managed Fund
Automated Shares / GOAXX
Semi-Annual Shareholder Report | January 31, 2026
A Portfolio of Federated Hermes Money Market Obligations Trust
This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$28	0.55%
Key Fund Statistics
Net Assets	$7,531,001,652
Number of Investments	122
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
Federated Hermes Government Reserves Fund
CUSIP 608919494
38172-A (3/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Tax-Managed Fund
Institutional Shares / GOTXX
Semi-Annual Shareholder Report | January 31, 2026
A Portfolio of Federated Hermes Money Market Obligations Trust
This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%
Key Fund Statistics
Net Assets	$7,531,001,652
Number of Investments	122
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
Federated Hermes Government Obligations Tax-Managed Fund
CUSIP 60934N856
38172-B (3/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Tax-Managed Fund
Service Shares / GTSXX
Semi-Annual Shareholder Report | January 31, 2026
A Portfolio of Federated Hermes Money Market Obligations Trust
This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.45%
Key Fund Statistics
Net Assets	$7,531,001,652
Number of Investments	122
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
Federated Hermes Government Obligations Tax-Managed Fund
CUSIP 60934N849
38172-C (3/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Ticker | FRFXX

Federated Hermes Capital Reserves Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount			Value in U.S. Dollars
	[1]	COMMERCIAL PAPER—37.4%
		Aerospace / Auto—4.0%
$ 91,000,000		American Honda Finance Corp., (Honda Motor Co., Ltd. Support Agreement), 3.907% - 4.173%, 2/5/2026 - 4/10/2026	$ 90,507,630
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.983%, 7/27/2026	24,527,000
		TOTAL	115,034,630
		Banking—6.5%
20,000,000		Bank of Nova Scotia, 4.175%, 3/2/2026	19,934,105
32,000,000		BofA Securities, Inc., 3.826% - 4.253%, 2/18/2026 - 10/9/2026	31,650,711
10,000,000		ING (U.S.) Funding LLC, 4.030%, 4/1/2026	9,935,264
90,000,000		National Bank of Canada, 3.790% - 4.501%, 2/5/2026 - 1/8/2027	89,104,568
35,000,000		Westpac Banking Corp. Ltd., 3.971% - 4.150%, 8/6/2026 - 9/22/2026	34,217,359
		TOTAL	184,842,007
		Chemicals—2.1%
60,000,000		PPG Industries, Inc., 3.843% - 3.867%, 2/9/2026 - 2/20/2026	59,913,508
		Electric Power—9.9%
100,000,000		Avangrid, Inc., 3.742%, 2/3/2026	99,979,222
134,000,000		Duke Energy Corp., 3.701%, 2/2/2026	133,986,228
50,000,000		NextEra Energy Capital Holdings, Inc., 3.888%, 2/20/2026	49,897,875
		TOTAL	283,863,325
		Finance - Commercial—1.0%
30,000,000		Fairway Finance Co. LLC, 4.009%, 4/1/2026	29,806,775
		Finance - Retail—2.9%
44,000,000		Old Line Funding, LLC, 3.966% - 3.992%, 7/16/2026 - 9/21/2026	43,046,933
25,000,000		Starbird Funding Corp., 4.271%, 2/12/2026	24,968,070
15,000,000		Thunder Bay Funding, LLC, 4.237%, 2/11/2026	14,982,708
		TOTAL	82,997,711
		Food & Beverage—0.9%
25,000,000		Mondelez International, Inc., 3.732%, 2/3/2026	24,994,819
		Insurance—1.7%
50,000,000		UnitedHealth Group, Inc., 3.681%, 2/2/2026	49,994,889
		Mining—1.6%
45,000,000		Nutrien Ltd., 3.853% - 3.863%, 2/9/2026	44,961,545
		Miscellaneous—0.8%
22,000,000		Cargill, Inc., 3.631%, 2/2/2026	21,997,782
		Oil & Oil Finance—3.5%
100,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 3.693%, 2/3/2026 - 2/6/2026	99,964,125
		Sovereign—0.9%
25,000,000		Caisse d’Amortissement de la Dette Sociale (CADES), 4.086%, 3/10/2026	24,897,094
		Utility Gas—1.6%
47,000,000		Southern Co. Gas Capital, 3.772% - 3.773%, 2/5/2026	46,980,312
		TOTAL COMMERCIAL PAPER	1,070,248,522
	[2]	NOTES-VARIABLE—22.3%
		Aerospace / Auto—0.8%
22,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.970% (SOFR +0.330%), 2/2/2026	22,000,000
		Banking—17.3%
20,000,000		Bank of Montreal, 4.090% (SOFR +0.440%), 2/2/2026	20,000,000
30,000,000		Bank of Nova Scotia, 3.930% (SOFR +0.280%), 2/2/2026	30,000,000
15,000,000		Bragg 2019 Family Trust No. 1, (BOKF, N.A. LOC), 4.000%, 2/5/2026	15,000,000
30,000,000		Canadian Imperial Bank of Commerce, 3.990% (SOFR +0.340%), 2/2/2026	30,000,000
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.000% (SOFR +0.350%), 2/2/2026	25,000,000
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value in U.S. Dollars
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$ 565,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 4.330%, 2/5/2026	$ 565,000
11,300,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A. LOC), 3.910%, 2/5/2026	11,300,000
17,625,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 4.000%, 2/5/2026	17,625,000
17,395,000		Mason Harrison Ratliff Enterprises, LLC, (BOKF, N.A. LOC), 4.000%, 2/5/2026	17,395,000
15,000,000		Nuveen Credit Strategies Income Fund, Taxable Preferred Shares (Series A), (Societe Generale SA LOC), 3.770%, 2/4/2026	15,000,000
37,500,000		Nuveen Preferred Income Opportunities Fund, Taxable Preferred Shares (Series A), (Sumitomo Mitsui Trust Bank Ltd. LOC), 3.820%, 2/5/2026	37,500,000
50,000,000		Nuveen Preferred Income Opportunities Fund, Variable Rate Demand Note (Series A), (Barclays Bank plc LIQ), 3.770%, 2/5/2026	50,000,000
29,650,000		Opler 2013 Irrevocable Trust, Series 2024, (BOKF, N.A. LOC), 4.000%, 2/5/2026	29,650,000
27,640,000		Rockcrest, LLC, (BOKF, N.A. LOC), 4.000%, 2/5/2026	27,640,000
12,325,000		Taxable Muni Funding Trust 2019-007, Taxable Municipal Funding Trust (Series 2019-007) VRDNs, (Barclays Bank PLC LOC), 3.970%, 2/5/2026	12,325,000
15,360,000		Taxable Muni Funding Trust 2020-011, (Series 2020-011) VRDNs, (Barclays Bank plc LOC), 3.970%, 2/5/2026	15,360,000
1,900,000		Taxable Muni Funding Trust 2021-002, Barclays Taxable Muni Funding Trust (Series 2021-002) VRDNs, (Barclays Bank PLC LOC), 3.970%, 2/5/2026	1,900,000
13,600,000		Taxable Muni Funding Trust 2021-008, Barclays Taxable Trust (Series 2021-008) VRDNs, (Barclays Bank PLC LOC), 3.970%, 2/5/2026	13,600,000
9,200,000		Taxable Muni Funding Trust 2021-010, (Series 2021-010) VRDNs, (Barclays Bank plc LOC), 3.970%, 2/5/2026	9,200,000
39,900,000		Taxable Muni Funding Trust 2024-010, (Series 2034-010) VRDNs, (Barclays Bank plc LOC), 3.970%, 2/5/2026	39,900,000
6,500,000		Taxable Tender Option Bond Trust 2021-MIZ9064TX, (Series 2021-MIZ9064TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.070%, 2/5/2026	6,500,000
5,150,000		Taxable Tender Option Bond Trust 2022-MIZ9084TX, (Series 2022-MIZ9084TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.070%, 2/5/2026	5,150,000
2,825,000		Taxable Tender Option Bond Trust 2022-MIZ9094TX, (Series 2022-MIZ9094TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.070%, 2/5/2026	2,825,000
39,500,000		Taxable Tender Option Bond Trust 2025-MIZ9236TX, (Series 2025-MIZ9236TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.860%, 2/2/2026	39,500,000
10,950,000		The Niki Woomer Trust Dated July 16, 2025, (BMO Bank, N.A. LOC), 3.950%, 2/5/2026	10,950,000
13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Drake Cement LLC), Taxable (Series 2015) Weekly VRDNs, (Bank of Nova Scotia LOC), 3.850%, 2/5/2026	13,000,000
		TOTAL	496,885,000
		Finance - Retail—3.5%
100,000,000		Thunder Bay Funding, LLC, 3.880% (SOFR +0.240%), 2/2/2026	100,000,000
		Government Agency—0.2%
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	6,060,000
		Municipal—0.5%
13,700,000		Texas State, Veterans Bonds (Taxable Series 2023A) Weekly VRDNs, (Texas State LIQ), 3.780%, 2/4/2026	13,700,000
		TOTAL NOTES-VARIABLE	638,645,000
		REPURCHASE AGREEMENTS—15.8%
96,200,000		Interest in $400,000,000 joint repurchase agreement, 3.67% dated 1/30/2026 under which Barclays Bank, PLC will repurchase the securities provided as collateral for $400,122,333 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $408,124,780.	96,200,000
125,000,000		Interest in $950,000,000 joint repurchase agreement, 3.67% dated 1/30/2026 under which BNP Paribas SA will repurchase the securities provided as collateral for $950,290,542 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2065 and the market value of those underlying securities was $974,903,652.	125,000,000
231,000,000		Interest in $1,950,000,000 joint repurchase agreement, 3.67% dated 1/30/2026 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $1,950,596,375 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 2/15/2067 and the market value of those underlying securities was $1,989,608,303.	231,000,000
		TOTAL REPURCHASE AGREEMENTS	452,200,000
Semi-Annual Financial Statements and Additional Information
2

Principal Amount		Value in U.S. Dollars
	OTHER REPURCHASE AGREEMENTS—12.7%
$ 25,000,000
Interest in $50,000,000 joint repurchase agreement, 4.25% dated 1/29/2024 under which Bank of America Securities, Inc.
will repurchase the securities provided as collateral for $54,857,986 on 5/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds and sovereign debt securities with various maturities to 9/10/2060 and the market value of those underlying securities was $51,187,059.
		$ 25,000,000
109,000,000	Interest in $125,000,000 joint repurchase agreement, 3.69% dated 1/30/2026 under which BNP Paribas SA will repurchase the securities provided as collateral for $125,038,438 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities, collateralized mortgage-backed obligations, corporate bonds, medium-term notes and mortgage backed securities with various maturities to 12/31/2079 and the market value of those underlying securities was $127,539,206.	109,000,000
10,000,000	Interest in $35,000,000 joint repurchase agreement, 4.03% dated 2/6/2025 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $36,551,550 on 3/9/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 5/15/2033 and the market value of those underlying securities was $35,824,035.	10,000,000
25,000,000	Interest in $65,000,000 joint repurchase agreement, 4.08% dated 10/24/2024 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $68,690,700 on 3/9/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 9/30/2053 and the market value of those underlying securities was $66,532,613.	25,000,000
134,000,000	Repurchase agreement, 3.73% dated 1/30/2026 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $134,041,652 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds, medium-term notes, sovereign debt securities, U.S. Government Agency securities and U.S. Treasury securities with various maturities to 12/31/2079 and the market value of those underlying securities was $136,680,033.	134,000,000
10,000,000	Interest in $50,000,000 joint repurchase agreement, 4.03% dated 11/12/2024 under which Mizuho Securities USA, Inc. will repurchase the securities provided as collateral for $52,697,861 on 3/9/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were mortgage backed securities with various maturities to 2/25/2042 and the market value of those underlying securities was $51,524,068.	10,000,000
25,000,000	Repurchase agreement, 4.23% dated 2/5/2025 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $26,318,938 on 4/30/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 3/1/2031 and the market value of those underlying securities was $25,509,765.	25,000,000
25,000,000	Repurchase agreement, 4.23% dated 2/12/2025 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $26,289,563 on 4/27/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 2/1/2031 and the market value of those underlying securities was $25,509,865.	25,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	363,000,000
	CERTIFICATES OF DEPOSIT—9.3%
	Banking—9.3%
50,000,000	Bank of Montreal, 4.410%, 6/9/2026	50,000,000
26,000,000	Canadian Imperial Bank of Commerce, 3.800% - 3.940%, 11/3/2026 - 1/13/2027	26,000,000
40,000,000	Mizuho Bank Ltd., 4.030%, 2/26/2026	40,000,000
50,000,000	Royal Bank of Canada, Three World Financial Center Branch, 3.910%, 10/7/2026	50,000,000
40,000,000	Toronto Dominion Bank, 4.400%, 7/17/2026	40,000,000
60,000,000	Westpac Banking Corp. Ltd., 3.840% - 3.860%, 10/6/2026 - 12/8/2026	60,000,000
	TOTAL CERTIFICATES OF DEPOSIT	266,000,000
	BANK NOTES—2.3%
	Banking—2.3%
65,000,000	Bank of America N.A., 4.170% - 4.390%, 7/6/2026 - 8/4/2026	65,000,000
	ASSET-BACKED SECURITIES—0.0%
636,817	Enterprise Fleet Financing LLC 2025-3, Class A1, 4.551%, 7/20/2026	636,817
643,170	Westlake Automobile Receivables Trust 2025-2, Class A1, 4.642%, 7/15/2026	643,170
	TOTAL ASSET-BACKED SECURITIES	1,279,987
	TOTAL INVESTMENT IN SECURITIES—99.8% (AT AMORTIZED COST)[3]	$2,856,373,509
	OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	6,970,591
	NET ASSETS—100%	$2,863,344,100
Semi-Annual Financial Statements and Additional Information
3

Securities that are subject to the federal alternative minimum tax (AMT) represent 0.3% of the Fund’s portfolio as calculated based upon total market value.
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.038	0.046	0.034	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total from Investment Operations	0.016	0.038	0.046	0.034	0.001	0.000[2]
Less Distributions:
Distributions from net income	(0.016)	(0.038)	(0.046)	(0.034)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.016)	(0.038)	(0.046)	(0.034)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.63%	3.84%	4.74%	3.46%	0.11%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5,6]	1.02%[6]	1.02%[6]	1.02%[6]	0.45%	0.23%[6]
Net investment income	3.21%[5]	3.81%	4.64%	3.36%	0.11%	0.01%
Expense waiver/reimbursement[7]	0.14%[5]	0.14%	0.15%	0.18%	0.76%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,863,344	$2,829,027	$3,717,281	$3,684,400	$4,375,913	$4,295,924

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.02% for the six months ended
January 31, 2026 and 1.02%, 1.02%, 1.02% and 0.23% for the years ended July 31, 2025, 2024, 2023 and 2021, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in securities, at value	$2,041,173,509
Investment in repurchase agreements and other repurchase agreements	815,200,000
Investment in securities, at amortized cost and fair value	2,856,373,509
Cash	843,628
Income receivable	8,320,255
Receivable for shares sold	1,022
Total Assets	2,865,538,414
Liabilities:
Payable for distribution services fee (Note 4)	$1,120,449
Payable for other service fees (Notes 2 and 4)	619,764
Payable for transfer agent fees	240,091
Payable for portfolio accounting fees	77,371
Payable for investment adviser fee (Note 4)	16,790
Payable for administrative fee (Note 4)	12,312
Payable for shares redeemed	1,005
Income distribution payable	102
Accrued expenses (Note 4)	106,430
TOTAL LIABILITIES	2,194,314
Net assets for 2,863,279,414 shares outstanding	$2,863,344,100
Net Assets Consist of:
Paid-in capital	$2,863,266,858
Total distributable earnings (loss)	77,242
NET ASSETS	$2,863,344,100
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,863,344,100 ÷ 2,863,279,414 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Interest	$60,148,769
Expenses:
Investment adviser fee (Note 4)	$2,131,184
Administrative fee (Note 4)	1,098,216
Custodian fees	47,113
Transfer agent fees	1,425,541
Directors’/Trustees’ fees (Note 4)	7,525
Auditing fees	14,070
Legal fees	6,118
Distribution services fee (Note 4)	7,814,343
Other service fees (Notes 2 and 4)	3,551,974
Portfolio accounting fees	91,447
Share registration costs	310,085
Printing and postage	84,771
Miscellaneous (Note 4)	15,875
TOTAL EXPENSES	16,598,262
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	(615,798)
Waiver of other operating expenses (Notes 2 and 4)	(1,420,790)
Reduction of custodian fees (Note 5)	(27,178)
TOTAL WAIVERS AND REDUCTION	(2,063,766)
Net expenses	14,534,496
Net investment income	45,614,273
Net realized gain on investments	77,225
Change in net assets resulting from operations	$45,691,498
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$45,614,273	$122,820,688
Net realized gain	77,225	36,746
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,691,498	122,857,434
Distribution to Shareholders	(45,651,002)	(122,828,139)
Share Transactions:
Proceeds from sale of shares	875,089,353	1,838,095,776
Net asset value of shares issued to shareholders in payment of distributions declared	44,579,078	119,642,165
Cost of shares redeemed	(885,391,963)	(2,846,020,734)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	34,276,468	(888,282,793)
Change in net assets	34,316,964	(888,253,498)
Net Assets:
Beginning of period	2,829,027,136	3,717,280,634
End of period	$2,863,344,100	$2,829,027,136
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee up to 2% of the value of the shares redeemed if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Financial Statements and Additional Information
9

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reduction of $2,063,766 is disclosed in various locations in this Note 2, Note 4 and Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2026, there were no fees waived or reimbursed. For the six months ended January 31, 2026, the Fund incurred $3,551,974 of other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2026	Year Ended 7/31/2025
Shares sold	875,089,352	1,838,095,776
Shares issued to shareholders in payment of distributions declared	44,579,078	119,642,165
Shares redeemed	(885,391,963)	(2,846,020,734)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	34,276,467	(888,282,793)
Semi-Annual Financial Statements and Additional Information
10

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily waived $615,798 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, FSC waived $1,420,790 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2026, FSC retained $638 of fees paid by the Fund. For the six months ended January 31, 2026, the Fund incurred $7,814,343 of distribution services fee.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $805 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended January 31, 2026, the Fund’s expenses were offset by $27,178 under these arrangements.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Financial Statements and Additional Information
11

Cash
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2026, the Fund had no outstanding loans. During the six months ended January 31, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
12

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Capital Reserves Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
13

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information
14

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
15

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Semi-Annual Financial Statements and Additional Information
16

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
17

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Capital Reserves Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	A | GRAXX	C | GRCXX	F | GRGXX	P | GRFXX

Federated Hermes Government Reserves Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—57.4%
$ 100,000,000
Interest in $500,000,000 joint repurchase agreement, 3.680% dated 1/30/2026 under which ABN AMRO Bank N.V. will repurchase the securities provided as collateral for $500,153,333 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury
Securities with various maturities to 11/1/2055 and the market value of those underlying securities was $510,387,474.
		$ 100,000,000
50,000,000	Repurchase agreement, 3.680% dated 1/30/2026 under which ABN AMRO Bank N.V. will repurchase the securities provided as collateral for $50,015,333 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 11/1/2055 and the market value of those underlying securities was $51,015,709.	50,000,000
143,684,000	Interest in $900,000,000 joint repurchase agreement, 3.670% dated 1/30/2026 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $900,275,250 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 12/20/2065 and the market value of those underlying securities was $918,280,755.	143,684,000
150,000,000	Repurchase agreement, 3.660% dated 1/30/2026 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $150,045,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2048 and the market value of those underlying securities was $153,046,692.	150,000,000
50,000,000	Repurchase agreement, 3.670% dated 1/7/2026 under which Bank of Montreal will repurchase the securities provided as collateral for $50,178,403 on 2/11/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 1/20/2056 and the market value of those underlying securities was $51,181,971.	50,000,000
20,000,000	Repurchase agreement, 3.670% dated 1/15/2026 under which Bank of Montreal will repurchase the securities provided as collateral for $20,067,283 on 2/17/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 1/20/2056 and the market value of those underlying securities was $20,468,630.	20,000,000
100,000,000	Repurchase agreement, 3.680% dated 1/5/2026 under which Bank of Montreal will repurchase the securities provided as collateral for $100,316,889 on 2/5/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 11/20/2065 and the market value of those underlying securities was $102,323,227.	100,000,000
145,444,000	Interest in $150,000,000 joint repurchase agreement, 3.660% dated 1/30/2026 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $150,045,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2054 and the market value of those underlying securities was $153,046,672.	145,444,000
209,700,000	Interest in $400,000,000 joint repurchase agreement, 3.670% dated 1/30/2026 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $400,122,333 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 5/15/2053 and the market value of those underlying securities was $408,124,780.	209,700,000
100,000,000	Repurchase agreement, 3.670% dated 1/7/2026 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,336,417 on 2/9/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 9/15/2067 and the market value of those underlying securities was $102,332,747.	100,000,000
150,000,000	Repurchase agreement, 3.670% dated 1/8/2026 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $150,504,625 on 2/10/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 12/20/2065 and the market value of those underlying securities was $153,499,120.	150,000,000
200,000,000	Repurchase agreement, 3.670% dated 1/30/2026 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,061,167 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 9/1/2051 and the market value of those underlying securities was $207,675,899.	200,000,000
93,000,000	Interest in $950,000,000 joint repurchase agreement, 3.670% dated 1/30/2026 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $950,290,542 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 4/20/2065 and the market value of those underlying securities was $974,903,652.	93,000,000
85,000,000	Repurchase agreement, 3.660% dated 1/30/2026 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $85,025,925 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2045 and the market value of those underlying securities was $86,726,517.	85,000,000
25,000,000	Repurchase agreement, 3.780% dated 12/3/2025 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $25,162,750 on 2/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 8/15/2052 and the market value of those underlying securities was $25,663,330.	25,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$ 10,000,000
Repurchase agreement, 3.780% dated 12/5/2025 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $10,094,500 on 3/5/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to
10/15/2060 and the market value of those underlying securities was $10,263,189.
			$ 10,000,000
67,234,000		Interest in $1,950,000,000 joint repurchase agreement, 3.670% dated 1/30/2026 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $1,950,596,375 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 2/15/2067 and the market value of those underlying securities was $1,989,608,303.	67,234,000
1,000,000,000		Repurchase agreement, 3.670% dated 1/30/2026 under which Fixed Income Clearing Corp. - BNY will repurchase the securities provided as collateral for $1,000,305,833 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 11/1/2055 and the market value of those underlying securities was $1,030,000,547.	1,000,000,000
50,000,000		Repurchase agreement, 3.680% dated 1/30/2026 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,015,333 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 1/1/2056 and the market value of those underlying securities was $51,000,000.	50,000,000
200,000,000		Repurchase agreement, 3.670% dated 1/29/2026 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $200,999,056 on 3/19/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 7/20/2074 and the market value of those underlying securities was $204,099,970.	200,000,000
200,000,000		Repurchase agreement, 3.670% dated 1/27/2026 under which Wells Fargo Securities, LLC. will repurchase the securities provided as collateral for $200,142,722 on 2/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 12/25/2032 and the market value of those underlying securities was $206,126,003.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	3,149,062,000
		U.S. TREASURY—25.1%
20,000,000	[1]	United States Treasury Bill, 3.380%, 12/24/2026	19,387,844
29,000,000	[1]	United States Treasury Bill, 3.390%, 1/21/2027	28,033,285
84,000,000	[1]	United States Treasury Bill, 3.525%, 7/30/2026	82,527,725
62,000,000	[1]	United States Treasury Bill, 3.540%, 10/1/2026	60,524,607
60,000,000	[1]	United States Treasury Bill, 3.630%, 3/24/2026	59,691,450
64,000,000	[1]	United States Treasury Bill, 3.685%, 4/16/2026	63,515,218
30,000,000	[1]	United States Treasury Bill, 3.695%, 4/9/2026	29,793,696
22,000,000	[1]	United States Treasury Bill, 3.705%, 3/26/2026	21,879,999
62,000,000	[1]	United States Treasury Bill, 3.725%, 3/5/2026	61,794,711
36,000,000	[1]	United States Treasury Bill, 3.770%, 3/10/2026	35,860,510
40,000,000	[1]	United States Treasury Bill, 3.785%, 2/3/2026	39,991,589
62,000,000	[1]	United States Treasury Bill, 3.810%, 2/17/2026	61,895,013
58,000,000	[1]	United States Treasury Bill, 3.925%, 7/9/2026	57,000,869
30,000,000	[1]	United States Treasury Bill, 3.940%, 6/11/2026	29,573,167
9,000,000	[1]	United States Treasury Bill, 4.050%, 2/19/2026	8,981,775
86,000,000	[1]	United States Treasury Bills, 3.460% - 3.470%, 11/27/2026	83,526,191
147,000,000	[1]	United States Treasury Bills, 3.690% - 3.960%, 5/14/2026	145,400,045
122,000,000	[1]	United States Treasury Bills, 3.715% - 3.945%, 3/19/2026	121,403,239
60,000,000	[2]	United States Treasury Floating Rate Notes, 3.710% (91-day T-Bill +0.098%), 2/3/2026	59,995,073
30,000,000	[2]	United States Treasury Floating Rate Notes, 3.762% (91-day T-Bill +0.150%), 2/3/2026	29,999,478
72,000,000	[2]	United States Treasury Floating Rate Notes, 3.772% (91-day T-Bill +0.160%), 2/3/2026	72,007,921
25,000,000	[2]	United States Treasury Floating Rate Notes, 3.817% (91-day T-Bill +0.205%), 2/3/2026	25,011,403
12,000,000		United States Treasury Note, 0.625%, 7/31/2026	11,807,601
8,000,000		United States Treasury Note, 0.750%, 4/30/2026	7,937,779
10,000,000		United States Treasury Note, 0.750%, 5/31/2026	9,895,994
15,500,000		United States Treasury Note, 1.125%, 10/31/2026	15,207,707
9,000,000		United States Treasury Note, 1.250%, 12/31/2026	8,812,893
13,000,000		United States Treasury Note, 3.500%, 9/30/2026	12,984,928
15,000,000		United States Treasury Note, 3.750%, 8/31/2026	14,967,953
25,000,000		United States Treasury Note, 4.250%, 11/30/2026	25,135,813
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
		U.S. TREASURY—continued
$ 11,500,000		United States Treasury Note, 4.625%, 6/30/2026	$ 11,522,278
28,000,000		United States Treasury Note, 4.625%, 9/15/2026	28,148,623
16,000,000		United States Treasury Notes, 1.500% - 4.125%, 1/31/2027	15,684,097
16,000,000		United States Treasury Notes, 1.500% - 4.125%, 1/31/2027	16,088,748
		TOTAL U.S. TREASURY	1,375,989,222
		GOVERNMENT AGENCIES—17.1%
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.695% (SOFR +0.045%), 2/2/2026	8,000,000
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.705% (SOFR +0.055%), 2/2/2026	8,000,000
5,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.710% (SOFR +0.060%), 2/2/2026	5,000,000
58,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.730% (SOFR +0.080%), 2/2/2026	57,995,323
17,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.735% (SOFR +0.085%), 2/2/2026	17,000,000
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.740% (SOFR +0.090%), 2/2/2026 - 2/3/2026	10,000,000
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.745% (SOFR +0.095%), 2/2/2026	30,000,000
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.750% (SOFR +0.100%), 2/2/2026	13,000,000
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.755% (SOFR +0.105%), 2/2/2026	30,000,000
29,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.760% (SOFR +0.110%), 2/2/2026	29,000,000
14,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.765% (SOFR +0.115%), 2/2/2026	14,000,000
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.770% (SOFR +0.120%), 2/2/2026	10,000,000
2,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.775% (SOFR +0.125%), 2/2/2026	2,000,000
18,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.780% (SOFR +0.130%), 2/2/2026	18,000,000
7,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.785% (SOFR +0.135%), 2/2/2026	7,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.790% (SOFR +0.140%), 2/2/2026	12,000,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.795% (SOFR +0.145%), 2/2/2026	15,000,000
85,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.800% (SOFR +0.150%), 2/2/2026	84,999,755
50,000,000	[1]	Federal Home Loan Bank System Discount Notes, 3.744% - 3.750%, 3/27/2026	49,719,110
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.675% (SOFR +0.025%), 2/2/2026	35,000,000
3,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.710% (SOFR +0.060%), 2/2/2026	3,000,000
19,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.725% (SOFR +0.075%), 2/2/2026	19,000,000
8,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.730% (SOFR +0.080%), 2/2/2026	8,000,000
19,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.750% (SOFR +0.100%), 2/2/2026	19,000,000
11,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.770% (SOFR +0.120%), 2/2/2026	11,000,000
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.795% (SOFR +0.145%), 2/2/2026	15,000,000
12,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.830% (SOFR +0.180%), 2/2/2026	12,000,000
186,000,000		Federal Home Loan Bank System, 3.500% - 3.810%, 10/23/2026 - 2/12/2027	185,895,723
15,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.745% (SOFR +0.095%), 2/2/2026	15,000,000
28,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.750% (SOFR +0.100%), 2/2/2026	28,000,000
8,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.760% (SOFR +0.110%), 2/2/2026	8,000,000
19,750,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.780% (SOFR +0.130%), 2/2/2026	19,750,000
49,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.790% (SOFR +0.140%), 2/2/2026	49,000,000
29,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 3.730% (SOFR +0.080%), 2/2/2026	29,000,000
15,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 3.750% (SOFR +0.100%), 2/2/2026	15,000,000
33,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 3.790% (SOFR +0.140%), 2/2/2026	33,000,000
15,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 3.910% (SOFR +0.260%), 2/2/2026	15,029,770
		TOTAL GOVERNMENT AGENCIES	940,389,681
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[3]	5,465,440,903
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	19,467,599
		NET ASSETS—100%	$5,484,908,502

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Financial Statements and Additional Information

Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.038	0.045	0.032	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.016	0.038	0.045	0.032	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.016)	(0.038)	(0.045)	(0.032)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.016)	(0.038)	(0.045)	(0.032)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.63%	3.84%	4.63%	3.23%	0.09%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.87%[5,6]	0.87%[6]	0.87%[6]	0.87%[6]	0.29%	0.11%[6]
Net investment income	3.22%[5]	3.76%	4.53%	3.31%	0.08%	0.01%
Expense waiver/reimbursement[7]	0.11%[5]	0.10%	0.11%	0.15%	0.73%	0.92%
Supplemental Data:
Net assets, end of period (000 omitted)	$285,643	$253,069	$228,393	$197,430	$132,620	$133,442

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.87%, 0.87%, 0.87%, 0.87% and 0.11% for the six months ended January 31, 2026 and for the years ended July 31, 2025, 2024, 2023 and 2021, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.014	0.034	0.042	0.028	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.014	0.034	0.042	0.028	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.014)	(0.034)	(0.042)	(0.028)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.014)	(0.034)	(0.042)	(0.028)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.43%	3.44%	4.24%	2.85%	0.04%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.27%[5,6]	1.26%[6]	1.25%[6]	1.25%[6]	0.38%	0.10%[6]
Net investment income	2.80%[5]	3.44%	4.16%	2.82%	0.04%	0.01%
Expense waiver/reimbursement[7]	0.03%[5]	0.03%	0.04%	0.08%	0.94%	1.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,743	$1,675	$2,552	$5,524	$5,543	$5,677

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.27%, 1.26%, 1.25%, 1.25% and 0.10% for the six months ended January 31, 2026 and for the years ended July 31, 2025, 2024, 2023 and 2021, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.038	0.045	0.032	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.016	0.038	0.045	0.032	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.016)	(0.038)	(0.045)	(0.032)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.016)	(0.038)	(0.045)	(0.032)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.63%	3.84%	4.63%	3.23%	0.09%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.87%[5,6]	0.87%[6]	0.87%[6]	0.87%[6]	0.30%	0.11%[6]
Net investment income	3.24%[5]	3.75%	4.53%	3.13%	0.09%	0.01%
Expense waiver/reimbursement[7]	0.11%[5]	0.11%	0.13%	0.17%	0.66%	0.89%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,196	$1,392	$1,241	$1,514	$1,692	$1,609

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.87%, 0.87%, 0.87%, 0.87% and 0.11% for the six months ended January 31, 2026 and for the years ended July 31, 2025, 2024, 2023 and 2021, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.036	0.044	0.030	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.016	0.036	0.044	0.030	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.016)	(0.036)	(0.044)	(0.030)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.016)	(0.036)	(0.044)	(0.030)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.56%	3.69%	4.47%	3.08%	0.07%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5,6]	1.02%[6]	1.02%[6]	1.02%[6]	0.30%	0.11%[6]
Net investment income	3.07%[5]	3.64%	4.38%	2.93%	0.06%	0.01%
Expense waiver/reimbursement[7]	0.13%[5]	0.13%	0.14%	0.18%	0.89%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,196,326	$5,656,346	$6,146,123	$7,634,431	$10,881,572	$11,417,910

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.02%, 1.02%, 1.02%, 1.02% and 0.11% for the six months ended January 31, 2026 and for the years ended July 31, 2025, 2024, 2023 and 2021, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in securities	$2,316,378,903
Investment in repurchase agreements	3,149,062,000
Investment in securities, at amortized cost and fair value	5,465,440,903
Cash	1,344,072
Receivable for investments sold	15,000,000
Income receivable	10,118,924
Receivable for shares sold	875,046
Total Assets	5,492,778,945
Liabilities:
Payable for investments purchased	$3,000,000
Payable for distribution services fee (Note 5)	2,167,982
Payable for other service fees (Notes 2 and 5)	1,237,042
Payable for shares redeemed	722,480
Payable for transfer agent fees (Note 2)	494,293
Payable for investment adviser fee (Note 5)	35,708
Payable for administrative fee (Note 5)	23,325
Accrued expenses (Note 5)	189,613
TOTAL LIABILITIES	7,870,443
Net assets for 5,484,875,199 shares outstanding	$5,484,908,502
Net Assets Consist of:
Paid-in capital	$5,484,874,068
Total distributable earnings (loss)	34,434
NET ASSETS	$5,484,908,502
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($285,643,322 ÷ 285,641,501 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class C Shares:
Net asset value per share ($1,743,377 ÷ 1,743,369 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,196,031 ÷ 1,196,026 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
Net asset value per share ($5,196,325,772 ÷ 5,196,294,303 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00

1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Interest	$123,929,188
Expenses:
Investment adviser fee (Note 5)	$4,539,821
Administrative fee (Note 5)	2,339,177
Custodian fees	94,102
Transfer agent fees (Note 2)	2,989,459
Directors’/Trustees’ fees (Note 5)	15,709
Auditing fees	14,474
Legal fees	5,614
Distribution services fee (Note 5)	16,501,824
Other service fees (Notes 2 and 5)	7,498,013
Portfolio accounting fees	100,392
Share registration costs	305,236
Printing and postage	177,274
Miscellaneous (Note 5)	13,399
TOTAL EXPENSES	34,594,494
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(893,742)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(2,996,502)
Reduction of custodian fees (Note 6)	(26,415)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION	(3,916,659)
Net expenses	30,677,835
Net investment income	93,251,353
Net realized gain on investments	43,216
Change in net assets resulting from operations	$93,294,569
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$93,251,353	$224,270,010
Net realized gain	43,216	58,732
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	93,294,569	224,328,742
Distributions to Shareholders:
Class A Shares	(4,670,302)	(9,545,224)
Class C Shares	(23,728)	(65,065)
Class F Shares	(21,719)	(49,900)
Class P Shares	(88,535,884)	(214,609,821)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(93,251,633)	(224,270,010)
Share Transactions:
Proceeds from sale of shares	4,758,415,524	6,795,393,534
Net asset value of shares issued to shareholders in payment of distributions declared	90,050,506	217,935,852
Cost of shares redeemed	(5,276,083,260)	(7,479,215,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(427,617,230)	(465,885,725)
Change in net assets	(427,574,294)	(465,826,993)
Net Assets:
Beginning of period	5,912,482,796	6,378,309,789
End of period	$5,484,908,502	$5,912,482,796
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Financial Statements and Additional Information

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers, reimbursement and reduction of $3,916,659 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$48,853	$(43,507)
Class C Shares	456	(25)
Class F Shares	239	(207)
Class P Shares	2,939,911	—
TOTAL	$2,989,459	$(43,739)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$362,250
Class C Shares	2,114
Class F Shares	1,667
Class P Shares	7,131,982
TOTAL	$7,498,013
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense,
Semi-Annual Financial Statements and Additional Information

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	217,556,171	$217,556,171	222,908,806	$222,908,806
Shares issued to shareholders in payment of distributions declared	4,625,696	4,625,696	9,422,065	9,422,065
Shares redeemed	(189,610,066)	(189,610,066)	(207,656,678)	(207,656,678)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	32,571,801	$32,571,801	24,674,193	$24,674,193
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	464,912	$464,912	575,857	$575,857
Shares issued to shareholders in payment of distributions declared	23,565	23,565	64,614	64,614
Shares redeemed	(420,309)	(420,309)	(1,517,145)	(1,517,145)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	68,168	$68,168	(876,674)	$(876,674)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	222,203	$222,203	446,535	$446,535
Shares issued to shareholders in payment of distributions declared	13,859	13,859	31,177	31,177
Shares redeemed	(432,533)	(432,531)	(326,553)	(326,553)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(196,471)	$(196,469)	151,159	$151,159
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	4,540,172,238	$4,540,172,238	6,571,462,336	$6,571,462,336
Shares issued to shareholders in payment of distributions declared	85,387,386	85,387,386	208,417,996	208,417,996
Shares redeemed	(5,085,620,357)	(5,085,620,354)	(7,269,714,735)	(7,269,714,735)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(460,060,733)	$(460,060,730)	(489,834,403)	$(489,834,403)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(427,617,235)	$(427,617,230)	(465,885,725)	$(465,885,725)
4. FEDERAL TAX INFORMATION
As of July 31, 2025, the Fund had a capital loss carryforward of $8,502 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$8,502	$—	$8,502
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily waived $893,742 of its fee and voluntarily reimbursed $43,739 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$653,435	$(72,604)
Class C Shares	6,343	—
Class F Shares	3,019	(336)
Class P Shares	15,839,027	(2,879,823)
TOTAL	$16,501,824	$(2,952,763)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2026, FSC retained $714,611 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2026, FSC did not retain any CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $55,615 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense,
Semi-Annual Financial Statements and Additional Information

extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended January 31, 2026, the Fund’s expenses were offset by $26,415 under these arrangements.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Government Reserves Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Government Reserves Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
34454 (3/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—59.2%
$ 160,000,000	[1]	Federal Farm Credit System Discount Notes, 3.480% - 4.120%, 2/6/2026 - 7/27/2026	$ 158,665,775
140,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.655% (SOFR +0.005%), 2/2/2026	139,572,326
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.665% (SOFR +0.015%), 2/2/2026	100,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.670% (SOFR +0.020%), 2/2/2026	98,486,597
125,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.675% (SOFR +0.025%), 2/2/2026	124,723,597
28,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.695% (SOFR +0.045%), 2/2/2026	28,000,000
7,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.705% (SOFR +0.055%), 2/2/2026	7,000,000
210,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.730% (SOFR +0.080%), 2/2/2026	210,000,000
35,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.735% (SOFR +0.085%), 2/2/2026	35,000,000
145,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.740% (SOFR +0.090%), 2/2/2026 - 2/3/2026	145,000,000
29,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.745% (SOFR +0.095%), 2/2/2026	29,000,000
31,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.750% (SOFR +0.100%), 2/2/2026	31,000,000
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.755% (SOFR +0.105%), 2/2/2026	30,000,000
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.765% (SOFR +0.115%), 2/2/2026	40,000,000
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.770% (SOFR +0.120%), 2/2/2026	40,000,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.775% (SOFR +0.125%), 2/2/2026	15,000,000
83,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.780% (SOFR +0.130%), 2/2/2026	82,935,358
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.795% (SOFR +0.145%), 2/2/2026	30,000,000
60,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.800% (SOFR +0.150%), 2/2/2026	60,000,000
1,775,000,000	[1]	Federal Home Loan Bank System Discount Notes, 3.515% - 3.780%, 2/6/2026 - 8/14/2026	1,771,564,920
65,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.640% - 3.650% (SOFR +0.000%), 2/2/2026 - 2/3/2026	64,770,026
44,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.640% (SOFR -0.010%), 2/2/2026	44,000,000
620,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.655% (SOFR +0.005%), 2/2/2026	617,900,842
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.675% (SOFR +0.025%), 2/2/2026	50,000,000
245,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.680% (SOFR +0.030%), 2/2/2026	244,781,388
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.730% (SOFR +0.080%), 2/2/2026	25,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.750% (SOFR +0.100%), 2/2/2026	30,000,000
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.770% (SOFR +0.120%), 2/2/2026	10,000,000
197,000,000		Federal Home Loan Bank System, 3.500% - 3.810%, 10/23/2026 - 2/12/2027	196,908,684
		TOTAL GOVERNMENT AGENCIES	4,459,309,513
		U.S. TREASURY—45.6%
55,000,000		United States Treasury Bill, 3.390%, 1/21/2027	53,166,575
60,000,000		United States Treasury Bill, 3.460%, 11/27/2026	59,515,350
75,000,000		United States Treasury Bill, 3.525%, 7/30/2026	73,685,469
25,000,000		United States Treasury Bill, 3.540%, 4/9/2026	24,835,292
100,000,000		United States Treasury Bill, 3.540%, 4/21/2026	98,903,500
35,000,000		United States Treasury Bill, 3.540%, 10/1/2026	34,167,117
150,000,000		United States Treasury Bill, 3.570%, 4/2/2026	148,299,500
60,000,000		United States Treasury Bill, 3.572%, 2/5/2026	59,287,984
100,000,000		United States Treasury Bill, 3.575%, 2/12/2026	99,434,555
68,100,000		United States Treasury Bill, 3.580%, 5/26/2026	67,970,780
70,000,000		United States Treasury Bill, 3.590%, 6/2/2026	67,988,395
195,000,000		United States Treasury Bill, 3.600%, 3/17/2026	194,062,207
50,000,000		United States Treasury Bill, 3.610%, 4/14/2026	49,639,000
125,000,000		United States Treasury Bill, 3.620%, 4/7/2026	124,798,333
20,000,000		United States Treasury Bill, 3.630%, 3/5/2026	20,000,000
100,000,000		United States Treasury Bill, 3.630%, 3/24/2026	99,485,750
351,200,000		United States Treasury Bill, 3.635%, 3/31/2026	351,129,435
50,000,000		United States Treasury Bill, 3.670%, 5/28/2026	49,408,722
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
		U.S. TREASURY—continued
$ 10,000,000		United States Treasury Bill, 3.705%, 3/26/2026	$ 9,945,454
35,000,000		United States Treasury Bill, 3.710%, 5/21/2026	34,606,843
75,000,000		United States Treasury Bill, 3.770%, 3/10/2026	74,709,396
15,000,000		United States Treasury Bill, 3.795%, 2/19/2026	15,000,000
35,000,000		United States Treasury Bill, 3.925%, 7/9/2026	34,397,076
300,000,000		United States Treasury Bills, 3.550% - 3.610%, 2/10/2026	299,032,000
50,000,000		United States Treasury Bills, 3.560% - 3.945%, 3/19/2026	49,954,875
337,200,000		United States Treasury Bills, 3.580% - 3.705%, 3/3/2026	336,220,332
370,000,000		United States Treasury Bills, 3.585% - 3.735%, 2/24/2026	368,372,000
75,000,000		United States Treasury Bills, 3.585% - 3.745%, 2/26/2026	74,509,792
20,000,000		United States Treasury Bills, 3.585% - 3.810%, 2/17/2026	20,000,000
15,000,000		United States Treasury Bills, 3.590% - 3.785%, 2/3/2026	15,000,000
75,000,000		United States Treasury Bills, 3.635% - 3.730%, 3/12/2026	74,417,375
50,000,000		United States Treasury Bills, 3.690% - 3.930%, 5/14/2026	49,051,556
55,000,000	[2]	United States Treasury Floating Rate Notes, 3.710% (91-day T-Bill +0.098%), 2/3/2026	54,995,483
68,000,000	[2]	United States Treasury Floating Rate Notes, 3.762% (91-day T-Bill +0.150%), 2/3/2026	67,999,478
85,000,000	[2]	United States Treasury Floating Rate Notes, 3.772% (91-day T-Bill +0.160%), 2/3/2026	85,010,018
25,000,000	[2]	United States Treasury Floating Rate Notes, 3.817% (91-day T-Bill +0.205%), 2/3/2026	25,011,403
15,000,000		United States Treasury Note, 1.125%, 10/31/2026	14,717,136
8,000,000		United States Treasury Note, 3.500%, 9/30/2026	7,990,725
19,000,000		United States Treasury Note, 3.750%, 8/31/2026	18,959,407
7,000,000		United States Treasury Note, 4.125%, 2/15/2027	7,040,072
20,000,000		United States Treasury Note, 4.625%, 9/15/2026	20,107,458
		TOTAL U.S. TREASURY	3,432,825,843
		TOTAL INVESTMENT IN SECURITIES—104.8% (AT AMORTIZED COST)[3]	$7,892,135,356
		OTHER ASSETS AND LIABILITIES - NET—(4.8%)[4]	(361,133,704)
		NET ASSETS—100%	$7,531,001,652

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
2

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.018	0.041	0.048	0.035	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.018	0.041	0.048	0.035	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.018)	(0.041)	(0.048)	(0.035)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.018)	(0.041)	(0.048)	(0.035)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.78%	4.15%	4.95%	3.59%	0.14%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.55%[5,6]	0.55%[6]	0.55%[6]	0.53%[6]	0.23%	0.10%
Net investment income	3.51%[5]	4.06%	4.84%	3.69%	0.15%	0.02%
Expense waiver/reimbursement[7]	0.04%[5]	0.04%	0.05%	0.09%	0.39%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$529,222	$502,881	$428,181	$293,103	$192,603	$141,092

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.55%, 0.55%, 0.54% and 0.53% for the six months ended January 31, 2026, and for the years ended July 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.044	0.052	0.039	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.019	0.044	0.052	0.039	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.019)	(0.044)	(0.052)	(0.039)	(0.002)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.019)	(0.044)	(0.052)	(0.039)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.96%	4.50%	5.31%	3.93%	0.23%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5,6]	0.20%[6]	0.20%[6]	0.20%[6]	0.12%	0.10%
Net investment income	3.85%[5]	4.42%	5.18%	3.89%	0.21%	0.02%
Expense waiver/reimbursement[7]	0.04%[5]	0.04%	0.05%	0.09%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,946,942	$3,985,116	$4,115,202	$3,568,910	$3,507,901	$3,805,176

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.20% and 0.20% for the six months ended January 31, 2026, and for the years ended July 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.018	0.042	0.049	0.036	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.018	0.042	0.049	0.036	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.018)	(0.042)	(0.049)	(0.036)	(0.002)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.018)	(0.042)	(0.049)	(0.036)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.83%	4.25%	5.05%	3.67%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5,6]	0.45%[6]	0.45%[6]	0.45%[6]	0.19%	0.10%
Net investment income	3.61%[5]	4.16%	4.94%	3.63%	0.15%	0.02%
Expense waiver/reimbursement[7]	0.04%[5]	0.04%	0.05%	0.09%	0.34%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,054,837	$2,898,242	$2,896,013	$2,724,268	$2,883,277	$2,825,555

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.45%, 0.45%, 0.45% and 0.45% for the six months ended January 31, 2026, and for the years ended July 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$7,892,135,356
Cash	51,730,340
Income receivable	11,828,769
Receivable for shares sold	973,330
Total Assets	7,956,667,795
Liabilities:
Payable for investments purchased	$408,157,873
Income distribution payable	14,772,248
Payable for shares redeemed	1,641,842
Payable for other service fees (Notes 2 and 4)	747,939
Payable for investment adviser fee (Note 4)	48,329
Payable for administrative fee (Note 4)	31,775
Accrued expenses (Note 4)	266,137
TOTAL LIABILITIES	425,666,143
Net assets for 7,530,925,070 shares outstanding	$7,531,001,652
Net Assets Consist of:
Paid-in capital	$7,530,934,445
Total distributable earnings (loss)	67,207
NET ASSETS	$7,531,001,652
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$529,222,418 ÷ 529,216,961 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$3,946,942,430 ÷ 3,946,902,626 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,054,836,804 ÷ 3,054,805,483 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Interest	$148,021,713
Expenses:
Investment adviser fee (Note 4)	$5,470,353
Administrative fee (Note 4)	2,818,109
Custodian fees	98,364
Transfer agent fees (Note 2)	278,874
Directors’/Trustees’ fees (Note 4)	19,198
Auditing fees	14,479
Legal fees	6,177
Other service fees (Notes 2 and 4)	4,242,924
Portfolio accounting fees	95,025
Share registration costs	119,988
Printing and postage	26,244
Miscellaneous (Note 4)	57,224
TOTAL EXPENSES	13,246,959
Waiver and Reduction:
Waiver of investment adviser fee (Note 4)	(1,288,789)
Reduction of custodian fees (Note 5)	(6,927)
TOTAL WAIVER AND REDUCTION	(1,295,716)
Net expenses	11,951,243
Net investment income	136,070,470
Net realized gain on investments	85,753
Change in net assets resulting from operations	$136,156,223
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$136,070,470	$315,686,601
Net realized gain	85,753	160,626
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	136,156,223	315,847,227
Distributions to Shareholders:
Automated Shares	(9,039,919)	(19,241,685)
Institutional Shares	(75,065,314)	(174,248,702)
Service Shares	(52,081,063)	(122,290,430)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(136,186,296)	(315,780,817)
Share Transactions:
Proceeds from sale of shares	8,530,982,330	17,024,323,824
Net asset value of shares issued to shareholders in payment of distributions declared	42,384,749	90,298,051
Cost of shares redeemed	(8,428,574,968)	(17,167,844,350)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	144,792,111	(53,222,475)
Change in net assets	144,762,038	(53,156,065)
Net Assets:
Beginning of period	7,386,239,614	7,439,395,679
End of period	$7,531,001,652	$7,386,239,614
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distribution of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $1,295,716 is disclosed in various locations in Note 4 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$245,296
Institutional Shares	19,284
Service Shares	14,294
TOTAL	$278,874
Semi-Annual Financial Statements and Additional Information
9

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$643,582
Service Shares	3,599,342
TOTAL	$4,242,924
For the six months ended January 31, 2026, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	232,405,794	$232,405,794	401,602,669	$401,602,669
Shares issued to shareholders in payment of distributions declared	8,890,500	8,890,500	18,868,458	18,868,458
Shares redeemed	(214,952,911)	(214,952,911)	(345,776,764)	(345,776,764)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	26,343,383	$26,343,383	74,694,363	$74,694,363
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,977,252,660	$4,977,252,660	10,294,151,107	$10,294,151,107
Shares issued to shareholders in payment of distributions declared	28,579,031	28,579,031	60,847,781	60,847,781
Shares redeemed	(5,043,990,236)	(5,043,990,236)	(10,485,117,627)	(10,485,117,627)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(38,158,545)	$(38,158,545)	(130,118,739)	$(130,118,739)
Semi-Annual Financial Statements and Additional Information
10

	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,321,323,876	$3,321,323,876	6,328,570,048	$6,328,570,048
Shares issued to shareholders in payment of distributions declared	4,915,218	4,915,218	10,581,812	10,581,812
Shares redeemed	(3,169,631,821)	(3,169,631,821)	(6,336,949,959)	(6,336,949,959)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	156,607,273	$156,607,273	2,201,901	$2,201,901
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	144,792,111	$144,792,111	(53,222,475)	$(53,222,475)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily waived $1,288,789 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $4,611 of other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended January 31, 2026, the Fund’s expenses were offset by $6,927 under these arrangements.
Semi-Annual Financial Statements and Additional Information
11

6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (the “FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
8. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
12

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
15

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information
16

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
17

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Government Obligations Tax-Managed Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
38172 (3/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Capital Reserves Fund: Not Applicable.

Federated Hermes Government Reserves Fund: Not Applicable.

Federated Hermes Government Obligations Tax-Managed Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Capital Reserves Fund: Not Applicable.

Federated Hermes Government Reserves Fund: Not Applicable.

Federated Hermes Government Obligations Tax-Managed Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Capital Reserves Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Government Reserves Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Government Obligations Tax-Managed Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Capital Reserves Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Government Reserves Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Government Obligations Tax-Managed Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  March 25, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  March 25, 2026